Condensed Statements of Income (Detail) - USD ($)	3 Months Ended												12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income:
Interest and Dividend Income, Operating, Total	$ 11,868,000	$ 11,269,000	$ 10,871,000	$ 10,596,000	$ 10,417,000	$ 10,080,000	$ 10,022,000	$ 9,683,000	$ 9,662,000	$ 9,688,000	$ 8,574,000	$ 8,447,000	$ 44,603,997	$ 40,201,856	$ 36,370,782
Expenses:
Interest on borrowed funds													871,523	645,207	603,469
Income before income taxes and equity in undistributed income of subsidiary													14,049,026	12,011,749	9,049,575
Income tax benefit	870,000	1,049,000	1,042,000	969,000	873,000	815,000	793,000	732,000	682,000	641,000	629,000	484,000	3,930,339	3,213,047	2,435,879
Net income	$ 2,307,000	$ 2,558,000	$ 2,649,000	$ 2,604,000	$ 2,358,000	$ 2,227,000	$ 2,185,000	$ 2,029,000	$ 2,041,000	$ 1,533,000	$ 1,613,000	$ 1,427,000	10,118,687	8,798,702	6,613,696
Parent Company [Member]
Income:
Interest and dividends													6,680	5,573	5,453
Dividend income													2,875,000	1,650,000	5,109,668
Other													0	0	364,719
Interest and Dividend Income, Operating, Total													2,881,680	1,655,573	5,479,840
Expenses:
Interest on borrowed funds													222,152	185,351	181,330
Legal													910,214	295,637	504,130
Other													1,240,863	833,502	752,027
Operating Expenses, Total													2,373,229	1,314,490	1,437,487
Income before income taxes and equity in undistributed income of subsidiary													508,451	341,083	4,042,353
Income tax benefit													835,757	487,853	296,388
Income before equity in undistributed income of subsidiary													1,344,208	828,936	4,338,741
Equity in undistributed income of subsidiary													8,774,479	7,969,766	2,274,955
Net income													$ 10,118,687	$ 8,798,702	$ 6,613,696